Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables [Abstract]
Schedule of other payables
	December 31, 2022	December 31, 2021
Payables to non-trade vendors and service providers	$5,531	$1,674
Accrued salary	2	3
Others	5,548	3,644
	$11,081	$5,321